RELATED PARTIES - Transactions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income
Interest income	$ 19,552,735	$ 18,356,636	$ 18,741,833
Fee income and commissions	6,083,343	5,453,382	5,202,125
Other income	1,282,963	1,358,681	1,151,745
Expenses
Expenses from commissions and fees	(627,999)	(613,763)	(623,114)
Other expenses	(10,171,349)	(9,371,033)	(9,003,091)
Individuals with Control Over Entity [Member]
Income
Interest income	290	216	164
Fee income and commissions	17	5	5
Other income	7	4	4
Expenses
Finance costs	(169)	(216)	(243)
Expenses from commissions and fees	(3)	(4)	(4)
Operating expenses	(300)
Other expenses	(14)	(16)
Key management personnel of entity or parent [member]
Income
Interest income	722	907	757
Fee income and commissions	45	58	48
Other income	7	243	59
Expenses
Finance costs	(628)	(740)	(1,197)
Expenses from commissions and fees	(1,410)	(1,549)	(1,510)
Operating expenses	(7,850)	(25,808)	(9,706)
Other expenses	(1,893)	(496)	(1,635)
Associates [member]
Income
Interest income	28,172	101,539	155,690
Fee income and commissions	36,505	6,664	26,249
Leases		45	321
Other income	274,349	241,797	236,871
Expenses
Finance costs	(1,251)	(735)	(129,335)
Expenses from commissions and fees	(20,066)	(14,741)	(24,039)
Operating expenses		(53)	(3,572)
Other expenses	(444,730)	(30,250)	(32,691)
Bad debts owed by related parties	400,630
Entities controlled by individuals [Member]
Income
Interest income	90,281	131,368	123,671
Fee income and commissions	106,120	65,615	57,180
Leases	324	315	301
Other income	6,285	4,252	6,391
Expenses
Finance costs	(20,319)	(17,322)	(30,431)
Expenses from commissions and fees	(2,098)	(1,796)	(3,276)
Operating expenses	(3,278)	(4,013)	(1,892)
Other expenses	(41,276)	(27,034)	(34,400)
Entities with joint control or significant influence over entity [member]
Income
Interest income	7,998	4,789	543
Fee income and commissions	6	5
Other income	534
Expenses
Finance costs	(28)	(22)	(6)
Expenses from commissions and fees	(380)	$ (5)	(1)
Operating expenses			$ (113)
Other expenses	$ (25)